Consolidating Financial Statements (details) - Consolidating Statement of Cash Flows (Unaudited) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidating Statement of Cash Flows
Net income	$ 3,673	$ 2,473	$ 1,426
Net adjustments to reconcile net income to net cash provided by operating activities	143	757	743
Net cash provided by operating activities	3,816	3,230	2,169
Proceeds from maturities of fixed maturities	7,904	8,369	7,404
Proceeds from sales of investments, fixed maturities	1,635	1,087	1,161
Proceeds from sales of investments, equity securities	86	37	135
Proceeds from sales of investments, real estate investments	18	53	1
Proceeds from sales of investments, other investments	762	835	594
Purchases of investments, fixed maturities	(9,467)	(10,447)	(8,704)
Purchases of investments, equity securities	(57)	(48)	(131)
Purchases of investments, real estate investments	(107)	(95)	(66)
Purchases of investments, other investments	(446)	(534)	(889)
Net sales (purchases) of short-term securities	111	117	2,018
Securities transactions in course of settlement	21	(23)
Acquisition, net of cash acquired	(997)
Other investing activities	(373)	(323)	(371)
Net cash provided by (used in) investing activities	(910)	(972)	1,152
Payment of debt	(500)	(258)	(8)
Issuance of debt	494
Dividends paid to shareholders	(729)	(694)	(665)
Issuance of common stock - employee share options	206	295	314
Treasury stock acquired - share repurchase authorization	(2,400)	(1,474)	(2,919)
Treasury stock acquired - net employee share-based compensation	(61)	(53)	(46)
Excess tax benefits from share-based payment arrangements	51	38	18
Net cash used in financing activities	(2,939)	(2,146)	(3,306)
Effect of exchange rate changes on cash	(3)	4	(1)
Net increase (decrease) in cash	(36)	116	14
Cash at beginning of year	330	214	200
Cash at end of year	294	330	214
Income taxes paid (received)	1,057	188	218
Interest paid	355	375	382
Reportable Legal Entities [Member] | TPC [Member]
Consolidating Statement of Cash Flows
Net income	2,771	1,857	1,182
Net adjustments to reconcile net income to net cash provided by operating activities	(497)	715	736
Net cash provided by operating activities	2,274	2,572	1,918
Proceeds from maturities of fixed maturities	5,484	5,905	4,902
Proceeds from sales of investments, fixed maturities	989	730	720
Proceeds from sales of investments, equity securities	45	21	82
Proceeds from sales of investments, real estate investments			1
Proceeds from sales of investments, other investments	489	555	343
Purchases of investments, fixed maturities	(6,260)	(7,361)	(5,714)
Purchases of investments, equity securities	(21)	(18)	(30)
Purchases of investments, real estate investments	(1)		(24)
Purchases of investments, other investments	(320)	(371)	(711)
Net sales (purchases) of short-term securities	(272)	(308)	717
Securities transactions in course of settlement	(2)	14	(46)
Acquisition, net of cash acquired	(773)
Other investing activities	(365)	(323)	(351)
Net cash provided by (used in) investing activities	(1,007)	(1,156)	(111)
Payment of debt	(500)
Dividends paid to parent company	(1,307)	(1,353)	(1,779)
Capital contributions, loans and other transactions between subsidiaries	500
Net cash used in financing activities	(1,307)	(1,353)	(1,779)
Net increase (decrease) in cash	(40)	63	28
Cash at beginning of year	177	114	86
Cash at end of year	137	177	114
Income taxes paid (received)	942	287	206
Interest paid	60	73	73
Reportable Legal Entities [Member] | Other Subsidiaries [Member]
Consolidating Statement of Cash Flows
Net income	1,044	798	382
Net adjustments to reconcile net income to net cash provided by operating activities	413	7	98
Net cash provided by operating activities	1,457	805	480
Proceeds from maturities of fixed maturities	2,419	2,462	2,502
Proceeds from sales of investments, fixed maturities	641	355	440
Proceeds from sales of investments, equity securities	41	16	53
Proceeds from sales of investments, real estate investments	18	53
Proceeds from sales of investments, other investments	273	280	251
Purchases of investments, fixed maturities	(3,201)	(3,077)	(2,978)
Purchases of investments, equity securities	(34)	(28)	(71)
Purchases of investments, real estate investments	(106)	(95)	(42)
Purchases of investments, other investments	(126)	(163)	(178)
Net sales (purchases) of short-term securities	(52)	44	25
Securities transactions in course of settlement	24	(36)	46
Acquisition, net of cash acquired	(224)
Other investing activities	(8)		(20)
Net cash provided by (used in) investing activities	(335)	(189)	28
Payment of debt			(8)
Dividends paid to parent company	(1,116)	(567)	(521)
Capital contributions, loans and other transactions between subsidiaries			10
Net cash used in financing activities	(1,116)	(567)	(519)
Effect of exchange rate changes on cash	(3)	4	(1)
Net increase (decrease) in cash	3	53	(12)
Cash at beginning of year	151	98	110
Cash at end of year	154	151	98
Income taxes paid (received)	325	108	109
Reportable Legal Entities [Member] | Travelers [Member]
Consolidating Statement of Cash Flows
Net income	3,673	2,473	1,426
Net adjustments to reconcile net income to net cash provided by operating activities	(1,665)	(700)	635
Net cash provided by operating activities	2,008	1,773	2,061
Proceeds from maturities of fixed maturities	1	2
Proceeds from sales of investments, fixed maturities	5	2	1
Purchases of investments, fixed maturities	(6)	(9)	(12)
Purchases of investments, equity securities	(2)	(2)	(30)
Net sales (purchases) of short-term securities	435	381	1,276
Securities transactions in course of settlement	(1)	(1)
Net cash provided by (used in) investing activities	432	373	1,235
Payment of debt		(258)
Issuance of debt	494
Dividends paid to shareholders	(729)	(694)	(665)
Issuance of common stock - employee share options	206	295	314
Treasury stock acquired - share repurchase authorization	(2,400)	(1,474)	(2,919)
Treasury stock acquired - net employee share-based compensation	(61)	(53)	(46)
Excess tax benefits from share-based payment arrangements	51	38	18
Net cash used in financing activities	(2,439)	(2,146)	(3,298)
Net increase (decrease) in cash	1		(2)
Cash at beginning of year	2	2	4
Cash at end of year	3	2	2
Income taxes paid (received)	(210)	(207)	(97)
Interest paid	295	302	309
Eliminations [Member]
Consolidating Statement of Cash Flows
Net income	(3,815)	(2,655)	(1,564)
Net adjustments to reconcile net income to net cash provided by operating activities	1,892	735	(726)
Net cash provided by operating activities	(1,923)	(1,920)	(2,290)
Dividends paid to parent company	2,423	1,920	2,300
Capital contributions, loans and other transactions between subsidiaries	(500)		(10)
Net cash used in financing activities	$ 1,923	$ 1,920	$ 2,290